Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value, to be issued pursuant to Awards to be granted under the 2021 Equity Incentive Plan
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	10.03
Maximum Aggregate Offering Price	$ 75,225,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,388.57
Offering Note	1a. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's common stock, par value $0.001 (the "Common Stock") that become issuable under the Registrant's 2021 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. 1b. Includes Common Stock reserved for future issuance upon exercise of options, grant of restricted stock and restricted stock units (including performance-based restricted stock and stock units), dividend equivalents, and other share-based awards that may be granted under the 2021 Stock Incentive Plan. 1c. Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on November 18, 2025.